Tax on Profit on Ordinary Activities - Current Tax (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Abstract]
Current tax	£ (2,381)	£ 7,205